Commitments and Contingencies - Additional Information (Detail)	12 Months Ended					0 Months Ended								12 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Minimum m3	Dec. 31, 2014 Maximum m3	Dec. 20, 2013 Semi Refrigerated Carriers	Jul. 18, 2013 Semi Refrigerated USD ($) Carriers	Dec. 20, 2013 Semi Refrigerated Minimum	Jul. 18, 2013 Semi Refrigerated Minimum	Dec. 20, 2013 Semi Refrigerated Maximum	Jul. 18, 2013 Semi Refrigerated Maximum	Jul. 18, 2013 Ethylene Semi Refrigerated m3 Carriers	Apr. 25, 2012 Ethylene Semi Refrigerated USD ($) m3 Vessel	Dec. 31, 2014 Ethylene Semi Refrigerated Vessel	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated Carriers m3	Jul. 18, 2013 Liquefied Gas Segment Options Exercised Semi Refrigerated USD ($) Option m3	Dec. 20, 2013 Ethane Capable GAs Carrier Semi Refrigerated USD ($) m3 Vessel	Dec. 20, 2013 Ethane Capable GAs Carrier Semi Refrigerated Vessel	Dec. 20, 2013 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated USD ($)	Mar. 30, 2012 London Operation USD ($)	Mar. 30, 2012 London Operation GBP (£)	Dec. 31, 2012 New York USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year																				$ 500,000	£ 321,850	$ 231,000
Lease term																				10 years	10 years	5 years
Lease term, mutual break clause																				5 years	5 years
Lease expiration date																						Jun. 30, 2017
Payment for property plant and equipment	3,502,791	426,118,733	147,454,659										200,000,000			44,000,000
Number of vessels to be constructed under option agreement													4	3
Gas carrier cargo capacity				20,500	22,500							21,000	21,000		22,000	22,000	35,000
Expected Delivery Of Vessels														At December 31, 2014, three of the four semi-refrigerated ethylene-capable gas carriers had been delivered, with Navigator Triton the last of the four semi-refrigerated ethylene-capable gas carriers delivered in January 2015.
Number of gas carriers to be purchased						3	5					1			2
Future cost of carriers to be constructed							$ 138,000,000										$ 77,400,000		$ 78,400,000
Number of options to construct vessels																2
Expected Delivery Of Vessels, month and year								2016-08	2015-04	2016-12	2016-03								2016-04
Number of vessels to be constructed under option agreement																		3